Equinox Funds Trust

Equinox EquityHedge U.S. Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for the Equinox EquityHedge U.S. Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 27, 2013 (SEC Accession No. 0001193125-13-274431).